Cover	Jan. 18, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 18, 2024
Entity File Number	000-54887
Entity Registrant Name	Bright Mountain Media, Inc.
Entity Central Index Key	0001568385
Entity Tax Identification Number	27-2977890
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	6400 Congress Avenue
Entity Address, Address Line Two	Suite 2050
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	760
Local Phone Number	707-5959
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false